Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operations
Revenues	$ 8,446	$ 8,054	$ 7,708
Cost of products sold	4,145	3,883	3,755
Selling and administrative expense	2,145	2,422	1,923
Research and development expense	550	494	472
Total Operating Costs and Expenses	6,840	6,800	6,150
Operating Income	1,606	1,254	1,558
Interest expense	(135)	(138)	(135)
Interest income	46	40	50
Other income (expense), net	5	9	(1)
Income From Continuing Operations Before Income Taxes	1,522	1,165	1,472
Income tax provision	337	236	363
Income from Continuing Operations	1,185	929	1,110
Income from Discontinued Operations Net of income tax provision of $0 in 2014, $222 in 2013 and $31 in 2012		364	60
Net Income	$ 1,185	$ 1,293	$ 1,170
Basic Earnings per Share
Income from Continuing Operations	$ 6.13	$ 4.76	$ 5.40
Income from Discontinued Operations		$ 1.86	$ 0.29
Basic Earnings per Share	$ 6.13	$ 6.63	$ 5.69
Diluted Earnings per Share
Income from Continuing Operations	$ 5.99	$ 4.67	$ 5.30
Income from Discontinued Operations		$ 1.83	$ 0.29
Diluted Earnings per Share	$ 5.99	$ 6.49	$ 5.59